GE Dealer Floorplan Master Note Trust
2007-1
Payment Date:	6/21/2010
Collection Period Ended:	5/31/2010
Closing Date:	4/26/2007
Next Payment Date:	7/20/2010
Expected Principal Payment Date:	4/20/2012
Final Maturity Date:	4/21/2014

Note Payment Detail
Class	CUSIP	Interest Rate	Original Face Value	Beginning Class Balance	Principal Payment Amount	Interest Payment Amount	Total	Ending Class Balance
A	36159LBA3	0.37969%	962,500,000.00	962,500,000.00	0.00	324,845.89	324,845.89	962,500,000.00
B	36159LBB1	0.53969%	27,500,000.00	27,500,000.00	0.00	13,192.42	13,192.42	27,500,000.00
C	36159LBC9	0.73969%	10,000,000.00	10,000,000.00	0.00	6,575.02	6,575.02	10,000,000.00
TOTALS			1,000,000,000.00	1,000,000,000.00	0.00	344,613.33	344,613.33	1,000,000,000.00
	Beginning of Month Balance						5,599,792,350.61
	New Volume						1,754,439,003.10
	Principal Collections						1,882,295,906.11
	Defaulted Amount						5,319,894.82
	End of Month Balance						5,466,615,552.78
	Annualized Yield						9.14%

Overconcentrations
Are there any Product Line Overconcentrations?	No
0.00
Are there any Dealer Overconcentrations?	No
0.00
Are there any Manufacturer Overconcentrations?	Yes
135,511,374.88
Discount Factor	0.0%
Collections	Total	Overconcentration
Principal Collections	1,882,295,906.11	35,291,220.71	1,847,004,685.40
Non Principal Collections	43,894,584.77	830,879.79	43,063,704.98
Total Collections	1,926,190,490.88	36,122,100.50	1,890,068,390.38
Defaults
Default Amount	5,319,894.82	31,661.90	5,288,232.92
Series Allocation Percentage			19.20%
Investor Default Amount			1,015,360.02
Charge-offs
Investor Charge-offs			0.00

GE Dealer Floorplan Master Note Trust
2007-1
Payment Date:	6/21/2010
Collection Period Ended:	5/31/2010
Closing Date:	4/26/2007
Next Payment Date:	7/20/2010
Expected Principal Payment Date:	4/20/2012
Final Maturity Date:	4/21/2014

Allocation of Available Non Principal Collections

Series Allocation Percentage			19.20%
Available Non Principal Collections Allocated to Series				8,268,388.53

Application of Available Non Principal Collections and Available Principal Collections

(a) Available Non Principal Collections Allocated to Series				8,268,388.53

(i)	(A)	Amount to Indenture Trustee		0.00
	(B)	Amount to Trustee		0.00
	(C)	Amount to Administrator		55.56
	(D)	Amount to Custodian		0.00

(ii)	Noteholder Servicing Fee			1,770,833.33
	Unpaid Servicer Advances and interest thereon			0.00

(iii)	Class A Monthly Interest			324,845.89
(iv)	Class B Monthly Interest			13,192.42
(v)	Class C Monthly Interest			6,575.02

(vi)	Investor Default Amount (treated as Available Principal Collections)			1,015,360.02
(vii)	Investor Charge-offs		0.00

	Reimbursement of Investor Charge-offs		0.00
	Unreimbursed Investor Charge-offs		0.00
	Reallocation Principal Collections		0.00
	Reimbursement of Reallocated Principal Collections		0.00
	Unreimbursed Reallocated Principal Collections		0.00
	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections			0.00

(viii)	Amount Required to be Deposited to the Reserve Account			0.00

(ix)	Remaining Amounts due to:

	Indenture Trustee			0.00
	Trustee			0.00
	Administrator			0.00
	Custodian			0.00

(x)	Amounts otherwise required to be Deposited to Principal Account			0.00

(xi)	(If Early Amortization Period has not occurred)
	Release to Issuer to make required yield payments on the Principal Overcollateralization Amount			5,137,526.29

GE Dealer Floorplan Master Note Trust
2007-1
Payment Date:	6/21/2010
Collection Period Ended:	5/31/2010
Closing Date:	4/26/2007
Next Payment Date:	7/20/2010
Expected Principal Payment Date:	4/20/2012
Final Maturity Date:	4/21/2014

Excess Non Principal Collections for Series 2006-2	2,307,060.69
Excess Non Principal Collections for Series 2007-1	4,629,765.73
Excess Non Principal Collections for Series 2007-2	4,639,798.97
Excess Non Principal Collections for Series 2008-A	2,820,747.53
Excess Non Principal Collections for Series 2009-A	865,639.15
Excess Non Principal Collections for Series 2009-B	943,752.67
Excess Non Principal Collections for Series 2009-C	990,960.09
Excess Non Principal Collections for Series 2009-1	1,604,031.73
Excess Non Principal Collections for Series 2009-2	1,710,207.41
Total Excess Non Principal Collections	20,511,963.97

Non Principal Shortfalls for Series 2006-2	0.00
Non Principal Shortfalls for Series 2007-1	0.00
Non Principal Shortfalls for Series 2007-2	0.00
Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2009-A	0.00
Non Principal Shortfalls for Series 2009-B	0.00
Non Principal Shortfalls for Series 2009-1	0.00
Non Principal Shortfalls for Series 2009-2	0.00
Non Principal Shortfalls for Series 2009-C	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-C	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-2	0.00

Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

Released to Transferor	20,511,963.97

GE Dealer Floorplan Master Note Trust
2007-1
Payment Date:	6/21/2010
Collection Period Ended:	5/31/2010
Closing Date:	4/26/2007
Next Payment Date:	7/20/2010
Expected Principal Payment Date:	4/20/2012
Final Maturity Date:	4/21/2014

(b) Revolving Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement	354,631,640.64
Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	355,647,000.66

(c) Controlled Accumulation Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement	0.00
Available Principal Collections Treated as Shared Principal Collections	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:
Class A	0.00
Class B	0.00
Class C	0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Early Amortization Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:
Class A	0.00
Class B	0.00
Class C	0.00
(iii) Amount equal to the Principal Overcollateralization release to Issuer (after the Note Principal Balance shall have	0.00
been reduced to zero)
(iv) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00
Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,574,814,617.94
Aggregate Principal Shortfall for Principal Sharing Series	272,521,699.63

Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	272,521,699.63
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-C	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-2	0.00

Amount Deposited into the Excess Funding Account	0.00

Released to Issuer	1,302,292,918.31

GE Dealer Floorplan Master Note Trust
2007-1
Payment Date:	6/21/2010
Collection Period Ended:	5/31/2010
Closing Date:	4/26/2007
Next Payment Date:	7/20/2010
Expected Principal Payment Date:	4/20/2012
Final Maturity Date:	4/21/2014

Required Reserve Account (Series Level Account)

Required Reserve Account Percentage	2.50%
Note Principal Balance	1,000,000,000.00
Required Reserve Account Amount	25,000,000.00

Reserve Account Interest Earnings withdrawn	2,208.12
Beginning Reserve Account Amount	25,000,000.00
Reserve Account Deposits	0.00
Reserve Account Withdrawals	0.00
Ending Reserve Account Amount	25,000,000.00
Total Enhancement Amount	25,000,000.00

Reserve Account Deficiency	0.00

Non Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	852,373.89
Disbursements	852,373.89
Ending Balance	0.00
Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00
* Free Equity Amount
Note Trust Principal Balance	5,466,615,552.78
Aggregate Collateral Amount for all Series of Notes and Initial Subordinated Amount	5,533,748,976.00
Free Equity Amount	-67,133,423.22
Minimum Free Equity Percentage	0.00%

Beginning Outstanding Principal Balance	5,236,859,488.00
Total Overconcentration	135,511,374.88
Minimum Free Equity Amount	135,511,374.88

*In adherence with the transaction’s legal documents, additional accounts were designated to the trust on June 11th, 2010.

GE Dealer Floorplan Master Note Trust
2007-1
Payment Date:	6/21/2010
Collection Period Ended:	5/31/2010
Closing Date:	4/26/2007
Next Payment Date:	7/20/2010
Expected Principal Payment Date:	4/20/2012
Final Maturity Date:	4/21/2014

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Summary of Allocation of Collections

Total Principal Collections	1,847,004,685.40
Principal Collections Allocated to Series 2006-2	176,064,179.23
Principal Collections Allocated to Series 2007-1	354,631,640.64
Principal Collections Allocated to Series 2007-2	357,134,922.81
Principal Collections Allocated to Series 2008-A	276,686,109.32
Principal Collections Allocated to Series 2009-A	110,678,448.97
Principal Collections Allocated to Series 2009-B	110,678,448.97
Principal Collections Allocated to Series 2009-C	92,226,187.36
Principal Collections Allocated to Series 2009-1	184,452,374.05
Principal Collections Allocated to Series 2009-2	184,452,374.05
Principal Collections Not Allocated to Any Series and Released to Issuer	0.00
Total Non Principal Collections	43,063,704.98

Non Principal Collections Allocated to Series 2006-2	4,105,011.72
Non Principal Collections Allocated to Series 2007-1	8,268,388.53
Non Principal Collections Allocated to Series 2007-2	8,326,753.62
Non Principal Collections Allocated to Series 2008-A	6,451,055.09
Non Principal Collections Allocated to Series 2009-A	2,580,515.42
Non Principal Collections Allocated to Series 2009-B	2,580,515.42
Non Principal Collections Allocated to Series 2009-C	2,150,293.04
Non Principal Collections Allocated to Series 2009-1	4,300,586.07
Non Principal Collections Allocated to Series 2009-2	4,300,586.07
Non Principal Collections Not Allocated to Any Series and Released to Issuer	0.00

GE Dealer Floorplan Master Note Trust
2007-1
Payment Date:	6/21/2010
Collection Period Ended:	5/31/2010
Closing Date:	4/26/2007
Next Payment Date:	7/20/2010
Expected Principal Payment Date:	4/20/2012
Final Maturity Date:	4/21/2014

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an early amortization event occurred?		No

(6) Have any Payment Rate Triggers been met?		No

Current Monthly Payment Rate	33.61%
Prior Monthly Payment Rate	35.01%
Second Prior Monthly Payment Rate	33.20%
3 Month Average Monthly Payment Rate	33.94%

(7) Has the Default Rate Trigger been met?		No

Current Monthly Default Rate	1.14%
Prior Monthly Default Rate	1.06%
Second Prior Monthly Default Rate	1.34%
3 Month Average Monthly Default Rate	1.18%

(8) Reserve Account balance < Reserve Account trigger		No
Reserve Account balance	25,000,000.00
(A) Required Reserve Account Percentage minus 0.25%	2.25
times (B) Note Principal Balance	1,000,000,000.00
Reserve Account trigger	22,500,000.00
(9) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer		No
Current Month	2.39%
Prior Month	2.34%
Second Prior Month	2.26%
Third Prior Month	2.28%
Fourth Prior Month	2.25%
Fifth Prior Month	2.19%

(10) Have any new series been issued during the related monthly collection period?		No

(11) Have any account additions or account removals occurred during the related monthly collection period?		Yes
Number of accounts added / (removed) : 950

GE Dealer Floorplan Master Note Trust
2007-1
Payment Date:	6/21/2010
Collection Period Ended:	5/31/2010
Closing Date:	4/26/2007
Next Payment Date:	7/20/2010
Expected Principal Payment Date:	4/20/2012
Final Maturity Date:	4/21/2014

Delinquency
Days Outstanding	Amount (Dollars in Millions)	Percentage of Total Receivables Outstanding
31 - 60	4.8	0.09%
61 - 90	3.7	0.07%
91 - 120	2.9	0.05%
121 - 150	2.4	0.04%
151 - 180	1.7	0.03%

*Total	15.4	0.28%

*Figures may not foot due to rounding